PRYOR CASHMAN SHERMAN & FLYNN LLP
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                                            WRITER'S DIRECT DIAL: (212) 326-0846

                                            WRITER'S EMAIL:
                                            ehellige@pyrorcashman.com


                                February 1, 2007

VIA EDGAR

Securities and Exchange Commission
100 F Street, N.E.
Washington, D.C.  20549

Attention: Filing Desk
           John Reynolds, Assistant Director,
             Office of Small Business Policy


                  Re: ZHONGPIN INC.
                      AMENDMENT NO. 1 TO REGISTRATION
                      STATEMENT ON FORM S-1, FILE NO. 333-140190

Ladies and Gentlemen:

         On behalf of Zhongpin Inc., a corporation organized under the laws of the State of Delaware (the "Company"), and in connection with the registration of the resale of up to 1,500,005 shares of the Company's common stock, par value $.001 per share (the "Common Stock"), we hereby file by EDGAR transmission (i) a copy of Amendment No. 1 ("Amendment No. 1") to the Registration Statement on Form S-1 originally filed with the Securities and Exchange Commission (the "Commission") on January 24, 2007 (the "Registration Statement") and (ii) a copy of Amendment No. 1 marked to indicate the changes from the Registration Statement as originally filed with the Commission.

         Amendment No. 1 contains our responses to comments of the Staff received telephonically on January 29, 2007 requesting updated disclosure in the Registration Statement to the information required by Sections 402 and 404 of Regulation S-K under the Securities Act of 1933, as amended.



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Securities and Exchange Commission
February 1, 2007
Page 2


         The Company believes that it has fully responded to the comments of the Commission, and the Company requests that the review of Amendment No. 1 be handled on an expedited basis. If the Commission has any questions or further comments, the Company respectfully requests that such comments be directed to the undersigned as soon as practicable as the Company would like to have the Registration Statement, as amended, declared effective by the Commission as soon as practicable. The undersigned would welcome the opportunity to discuss such questions or comments (or discuss further any of the Company's responses) in advance of any written response of the Commission.


                                    Very truly yours,

                                    /s/ ERIC M. HELLIGE
                                    -------------------
                                    Eric M. Hellige


cc: Mr. Xianfu Zhu
      Chief Executive Officer
    Ms. Yuanmei Ma
      Chief Financial Officer